Derivative Instruments (Balance Sheet Disclosures) (Details) (USD $)	Dec. 31, 2012	Aug. 08, 2012	Dec. 31, 2011
Derivatives, Fair Value
Derivative, Fair Value, Net	$ (348,000)		$ (608,000)
Interest Rate Cash Flow Hedges
Interest rate cap		3.00%
Notional amount of interest rate contract	25,000,000	223,100,000
Interest rate contract losses expected to be reclassified to statements of operation in the next twelve months	400,000
Interest Rate Contract [Member] | Designated as Hedging Instrument | Other long-term assets
Derivatives, Fair Value
Derivative Assets, Noncurrent	69,000		0
Interest Rate Contract [Member] | Designated as Hedging Instrument | Other liabilities
Derivatives, Fair Value
Derivative liabilities	(362,000)		(310,000)
Interest Rate Contract [Member] | Designated as Hedging Instrument | Other long-term liabilities
Derivatives, Fair Value
Derivative liabilities	$ (55,000)		$ (298,000)